FORECLOSED ASSETS	12 Months Ended
Dec. 31, 2021
Repossessed Assets [Abstract]
FORECLOSED ASSETS	FORECLOSED ASSETS
A summary of foreclosed assets is presented as follows:

	December 31,
	2021	2020
Balance, beginning of year	$10,224	$7,042
Acquired through settlement of loans	100	10,088
Sales proceeds	(7,187)	(5,910)
Write-downs	—	(920)
Net gain (loss) on sales of foreclosed assets	(207)	76
Receivable from SBA	—	(152)
Balance, end of year	$2,930	$10,224
Net expenses related to foreclosed assets include the following:

	December 31,
	2021	2020
Net (gain) loss on sales of foreclosed assets	$207	$(76)
Write-downs	—	920
Operating expenses, net of rental income	(366)	102
Net (income) expense	$(159)	$946
The carrying amount of other real estate owned categorized as residential real estate at December 31, 2021 and 2020 was $60 and $145, respectively.